Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies
Schedule of property and equipment

	Balance as of December 31,
			Estimated Useful Lives (Years)
(In millions)	2012	2011
Land	$21.7	$22.9	N/A
Buildings and improvements	77.4	76.0	10 - 40
Technology and communications	259.0	207.0	3 - 7
Machinery, production equipment and vehicles	255.7	216.7	3 - 9
Office equipment, furniture and fixtures	19.7	19.2	5 - 7

	633.5	541.8
Less accumulated depreciation	(293.5)	(235.0)

Net property and equipment	$340.0	$306.8

Schedule of impairment charges and remaining value of the trade names not subject to amortization by business segment

(In thousands)	Terminix	TruGreen	American Home Shield	ServiceMaster Clean	Other Operations & Headquarters(1)	Total
Balance at December 31, 2009 and 2010	$875,100	$762,200	$140,400	$152,600	$439,900	$2,370,200
2011 Impairment	—	(36,700)	—	—	—	(36,700)

Balance at December 31, 2011	875,100	725,500	140,400	152,600	439,900	2,333,500
2012 Impairment	—	(118,700)	—	—	—	(118,700)

Balance at December 31, 2012	$875,100	$606,800	$140,400	$152,600	$439,900	$2,214,800

(1)
The Other Operations and Headquarters segment includes Merry Maids.